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							January 3, 2023



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549


Re:  Pioneer Series Trust X (the "Trust"), on behlf of Pioneer
     Corporate High Yield Fund (the "Fund");
     (File Nos. 333-89354 and 811-21108)
     CIK No. 0001174520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the form of the prospectus and statement of additional information for the Fund, a series of the Trust, which would have been filed under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 57 to the Trust's registration statement on Form N-1A, filed electronically on December 22, 2022
(Accession No. 0001193125-22-310883).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

					 Very truly yours,


					/s/ Daniel J. Hynes
    					-------------------------
    					Daniel J. Hynes
    					Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Asset Management US, Inc.
60 State Street
Boston, MA  02109-1820